Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Basic Earnings Per Common Share
Net income	$ 1,365	$ 4,756	$ 2,275	$ 9,054	$ 5,595
Dividends on preferred shares and distributions payable on other equity instruments	(47)		(61)	(154)	(185)
Net income available to common shareholders	$ 1,318		$ 2,214	$ 8,900	$ 5,410
Weighted-average number of common shares outstanding	673,301		647,178	659,909	646,808
Basic earnings per common share	$ 1.96	$ 7.15	$ 3.42	$ 13.49	$ 8.36
Diluted Earnings Per Common Share
Weighted-average number of diluted common shares outstanding	674,804		648,997	661,741	648,164
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 1,318		$ 2,214	$ 8,900	$ 5,410
Effect of dilutive instruments
Stock options potentially exercisable	5,032		6,213	5,252	6,585
Common shares potentially repurchased	(3,529)		(4,394)	(3,420)	(5,229)
Weighted-average number of common shares outstanding	673,301		647,178	659,909	646,808
Diluted earnings per common share	$ 1.95	$ 7.13	$ 3.41	$ 13.45	$ 8.35